Share-Based Compensation (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	3,761,018	3,597,811	2,334,432	2,313,249
Weighted Average Remaining contractual life	4 years 10 months 2 days
Weighted average exercise price | $ / shares	$ 6.35	$ 6.55	$ 9.18	$ 9.31
1.75 - 5.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,307,469
Weighted Average Remaining contractual life	6 years 2 months 8 days
Weighted average exercise price | $ / shares	$ 3.29
6.72 - 9.82 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	642,249
Weighted Average Remaining contractual life	3 years 8 months 4 days
Weighted average exercise price | $ / shares	$ 9.01
12.89 - 13.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	811,300
Weighted Average Remaining contractual life	1 year 11 months 1 day
Weighted average exercise price | $ / shares	$ 12.93